Investment in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Subsidiaries With Non-controlling Interests

The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests (“NCI”). The amounts disclosed for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.

December 31, 2017	Hellas	Deva
	$	$
NCI percentage	5%	19.5%
Current assets	72,454	4,958
Non-current assets	2,143,089	413,989
Current liabilities	(1,113,471)	(234,386)
Non-current liabilities	(291,447)	(43,623)
Net assets	810,625	140,938
Carrying amount of NCI	31,732	46,919
Revenue	51,152	-
Net loss	(62,365)	(42,632)
Total comprehensive loss	(62,365)	(42,632)
Loss allocated to NCI	(3,118)	(8,314)
Dividends paid to NCI	-	-
Cash flows from operating activities	(9,253)	(51,328)
Cash flows from investing activities	(181,116)	(2,007)
Cash flows from financing activities	172,431	53,007
Net decrease in cash and cash equivalents	(17,938)	(328)

December 31, 2016	Hellas	Deva
	$	$
NCI percentage	5%	19.5%
Current assets	80,251	4,613
Non-current assets	1,978,622	412,082
Current liabilities	(950,131)	(189,548)
Non-current liabilities	(298,488)	(43,577)
Net assets	810,254	183,570
Carrying amount of NCI	33,553	55,233
Revenue	40,631	-
Net loss	(67,712)	(5,553)
Total comprehensive loss	(67,712)	(5,553)
Loss allocated to NCI	(3,386)	(1,289)
Dividends paid to NCI	-	-
Cash flows from operating activities	(52,588)	(6,037)
Cash flows from investing activities	(208,031)	(15,952)
Cash flows from financing activities	288,982	22,799
Net increase in cash and cash equivalents	28,363	810